Income Taxes (Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ 6,870	$ 15,940	$ 22,285
Current tax expense (benefit)	1,197	(480)	(91)
Income tax expense (benefit)	8,067	15,460	22,194	[1]	953	(833)	17,080
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	1,952	4,322	6,085
Current tax expense (benefit)	1,197	1,250	673
Ireland [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	3,685	6,668	18,446
United States Of America [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	2,022	4,317	(2,252)
Current tax expense (benefit)		(1,730)	(764)
Sweden [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ (789)	$ 633	$ 6

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.